Changes in Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Original Measurement Categories

The following table shows the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 as at January 1, 2018 for each class of the Company’s financial assets and financial liabilities. The Company has no contract assets or debt investments measured at FVOCI.

Measurement Category (1)
Financial Instrument	IAS 39	IFRS 9
Cash and Cash Equivalents	Loans and Receivables	Amortized Cost
Accounts Receivable and Accrued Revenues	Loans and Receivables	Amortized Cost
Risk Management Assets	FVTPL	FVTPL
Equity Investments	Available for Sale Financial Assets	FVOCI
Long-term Receivables	Loans and Receivables	Amortized Cost
Accounts Payable and Accrued Liabilities	Financial Liabilities Measured at Amortized Cost	Amortized Cost
Risk Management Liabilities	FVTPL	FVTPL
Contingent Payment	FVTPL	FVTPL
Short-Term Borrowings	Financial Liabilities Measured at Amortized Cost	Amortized Cost
Long-Term Debt	Financial Liabilities Measured at Amortized Cost	Amortized Cost